CAUTIONARY NOTE REGARDING FORWARD-LOOKING STATEMENTS: This report contains “forward-looking statements” as defined under the U.S. federal securities laws. Generally, the words “believe,” “expect,” “intend,” “estimate,” “anticipate,” “project,” “will” and similar expressions identify forward-looking statements, which generally are not historical in nature. Forward-looking statements are subject to certain risks and uncertainties that could cause actual results to materially differ from the Fund’s historical experience and its present expectations or projections indicated in any forward-looking statement. These risks include, but are not limited to, changes in economic and political conditions; regulatory and legal changes; energy industry risk; commodity pricing risk; leverage risk; valuation risk; non-diversification risk; interest rate risk; tax risk; and other risks discussed in the Fund’s filings with the SEC. You should not place undue reliance on forward-looking statements, which speak only as of the date they are made. The Fund undertakes no obligation to update or revise any forward- looking statements made herein. There is no assurance that the Fund’s investment objectives will be attained.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Long-Term Investments — 129.6%
Equity Investments(a) — 103.0%
United States — 85.1%
MLP(b)(c) — 41.9%
Alliance Holdings GP, L.P.	41	$1,180
Buckeye Partners, L.P.	55	3,232
Capital Product Partners L.P.(d)	1,455	12,633
Copano Energy, L.L.C.	200	4,768
Crosstex Energy, L.P.(e)	450	4,268
DCP Midstream Partners, LP	331	10,199
Duncan Energy Partners L.P.	32	827
Energy Transfer Equity, L.P.	190	6,153
Energy Transfer Partners, L.P.(f)	194	8,975
Enterprise GP Holdings L.P.	28	1,145
Enterprise Products Partners L.P.	972	31,838
Exterran Partners, L.P.	344	7,540
Global Partners LP	173	4,298
Holly Energy Partners, L.P.	89	3,785
Inergy, L.P.	377	13,619
Magellan Midstream Partners, L.P.	96	4,354
MarkWest Energy Partners, L.P.	505	14,936
Martin Midstream Partners L.P.	233	7,364
Navios Maritime Partners L.P.(d)	1,823	28,670
ONEOK Partners, L.P.	65	3,972
Plains All American Pipeline, L.P.(g)	1,113	61,684
Quicksilver Gas Services LP	21	421
Regency Energy Partners LP(f)	649	13,790
Targa Resources Partners LP	285	7,116
TC PipeLines, LP	90	3,318
Teekay LNG Partners L.P.	267	7,275
Teekay Offshore Partners L.P.(d)	1,405	26,408
TransMontaigne Partners L.P.	40	1,095
Western Gas Partners, LP	106	2,271
Williams Partners L.P.	443	17,187

		314,321

MLP Affiliates(c) — 26.0%
Enbridge Energy Management, L.L.C.(h)	1,670	83,470
Kinder Morgan Management, LLC(h)	1,948	111,721

		195,191

Marine Transportation — 8.8%
Diana Shipping Inc.(e)	963	13,398
Genco Shipping & Trading Limited(e)(f)	656	13,766
Knightsbridge Tankers Limited	48	750
Nordic American Tanker Shipping Limited	336	9,750
Safe Bulkers, Inc.	1,119	8,939

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Marine Transportation (Continued)
Ship Finance International Limited	208	$3,305
Teekay Tankers Ltd.	1,532	15,656

		65,564

Coal — 3.9%
Alpha Natural Resources, Inc.(e)(f)	188	8,649
CONSOL Energy Inc.	130	6,557
Massey Energy Company(f)	221	9,540
Peabody Energy Corporation(f)	103	4,730

		29,476

Royalty Trust — 3.7%
Hugoton Royalty Trust	301	5,353
MV Oil Trust	550	12,870
Permian Basin Royalty Trust	556	9,514

		27,737

Utilities — 0.8%
CenterPoint Energy, Inc.	445	5,948

Total United States (Cost — $473,722)		638,237

Canada — 17.9%
Royalty Trust — 17.9%
ARC Energy Trust	484	10,101
Bonavista Energy Trust	686	15,756
Crescent Point Energy Trust	242	8,981
Daylight Resources Trust	811	8,483
Enerplus Resources Fund	1,020	22,801
NAL Oil & Gas Trust	1,665	20,763
Penn West Energy Trust	579	11,842
Vermilion Energy Trust	335	11,065
Westshore Terminals Income Fund	758	11,334
Zargon Energy Trust	708	13,374

Total Canada (Cost — $124,805)		134,500

Total Equity Investments (Cost — $598,527)		772,737

	Interest	Maturity	Principal
	Rate	Date	Amount

Energy Debt Investments — 26.6%
United States — 24.2%
Upstream — 10.6%
Antero Resources Finance Corp.	9.375%	12/1/17	$14,500	14,790
Atlas Energy Resources, LLC	12.125	8/1/17	5,100	5,738
Atlas Energy Resources, LLC	10.750	2/1/18	12,000	12,990
Bill Barrett Corporation	9.875	7/15/16	6,350	6,723
Carrizo Oil & Gas, Inc.(i)	4.375	6/1/28	13,500	11,661

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Upstream (Continued)
Hilcorp Energy Company	7.750%	11/1/15	$9,474	$9,213
Hilcorp Energy Company	8.000	2/15/20	3,300	3,168
Mariner Energy, Inc.	11.750	6/30/16	3,500	3,902
Mariner Energy, Inc.	8.000	5/15/17	6,000	5,730
Penn Virginia Corporation	10.375	6/15/16	1,000	1,080
Quicksilver Resources Inc.	11.750	1/1/16	1,000	1,135
Quicksilver Resources Inc.	9.125	8/15/19	3,000	3,120

				79,250

Marine Transportation — 7.0%
General Maritime Corporation	12.000	11/15/17	5,000	5,175
Navios Maritime Holdings Inc.	9.500	12/15/14	20,250	20,047
Navios Maritime Holdings Inc.	8.875	11/1/17	7,000	7,123
Overseas Shipholding Group, Inc.	7.500	2/15/24	9,435	8,220
Ship Finance International Limited	8.500	12/15/13	12,325	11,971

				52,536

Coal — 3.0%
Drummond Company, Inc.	9.000	10/15/14	2,500	2,500
Drummond Company, Inc.	7.375	2/15/16	4,850	4,523
James River Coal Company	9.375	6/1/12	15,938	15,779

				22,802

Utilities — 1.9%
Energy Future Holdings Corp.(j)	10.000	1/15/20	4,000	4,080
Texas Competitive Electric Holdings(j)	(k)	10/10/14	12,436	10,073

				14,153

Midstream & Other — 1.7%
El Paso Corporation	7.750	1/15/32	4,035	3,898
Holly Corporation	9.875	6/15/17	4,115	4,218
Niska Gas Storage U.S., LLC	8.875	3/15/18	5,000	5,000

				13,116

Total United States (Cost — $172,871)				181,857

Canada — 2.4%
Upstream — 2.4%
Athabasca Oil Sands Corp. (Cost — $17,093)	13.000	7/30/11	(l)	17,623

Total Energy Debt Investments (Cost — $189,964)				199,480

Total Long-Term Investments (Cost — $788,491)				972,217

Short-Term Investment — 1.7%
Repurchase Agreement — 1.7%
J.P. Morgan Securities Inc. (Agreement dated 2/26/10 to be repurchased at $13,020), collateralized by $13,402 in U.S. Treasury bonds (Cost — $13,020)	0.020	3/1/10		13,020

Total Investments — 131.3% (Cost — $801,511)				985,237

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Contracts	Value

Liabilities
Call Option Contracts Written(e)
United States
Coal
Alpha Natural Resources, Inc., call option expiring 3/19/10 @ $44.00	250	$(81)
Alpha Natural Resources, Inc., call option expiring 3/19/10 @ $45.00	300	(75)
Alpha Natural Resources, Inc., call option expiring 3/19/10 @ $46.00	300	(59)
Alpha Natural Resources, Inc., call option expiring 3/19/10 @ $48.00	1,000	(105)
Massey Energy Company, call option expiring 3/19/10 @ $41.00	250	(80)
Massey Energy Company, call option expiring 3/19/10 @ $42.00	500	(125)
Massey Energy Company, call option expiring 3/19/10 @ $44.00	500	(75)
Massey Energy Company, call option expiring 3/19/10 @ $45.00	500	(55)
Peabody Energy Corporation, call option expiring 3/19/10 @ $46.00	300	(52)
Peabody Energy Corporation, call option expiring 3/19/10 @ $47.00	400	(49)

		(756)

Marine Transportation
Genco Shipping & Trading Limited, call option expiring 3/19/10 @ $21.00	1,000	(105)
Genco Shipping & Trading Limited, call option expiring 3/19/10 @ $22.00	1,000	(60)

		(165)

MLP
Energy Transfer Partners, L.P, call option expiring 3/19/10 @ $45.00	490	(74)
Regency Energy Partners LP, call option expiring 3/19/10 @ $20.00	250	(34)

		(108)

Total Call Option Contracts Written (Premium Received — $1,283)		(1,029)
Senior Unsecured Notes		(165,000)
Revolving Credit Facility		(75,000)
Other Liabilities		(18,746)

Total Liabilities		(259,775)

Other Assets		24,852

Total Liabilities in Excess of Other Assets		(234,923)

Net Assets Applicable To Stockholders		$750,314

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Unless otherwise noted, securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had less than 25% of its total assets invested in publicly-traded partnerships at February 28, 2010. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Includes Limited Liability Companies.

(d)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(e)	Security is non-income producing.

(f)	Security or a portion thereof is segregated as collateral on option contracts written.

(g)	The Fund believes that it is an affiliate of Plains All American Pipeline, L.P. See Note 6 — Agreements and Affiliations.

(h)	Distributions are paid-in-kind.

(i)	Security is convertible into common shares of the issuer.

(j)	Energy Future Holdings Corp., formerly TXU Corp., is a privately-held energy company with a portfolio of competitive and regulated energy subsidiaries. Texas Competitive Electric Holdings is a wholly owned subsidiary of Energy Future Holdings Corp.

(k)	Floating rate senior secured first lien term loan. Security pays interest at a rate of LIBOR + 350 basis points (3.73% as of February 28, 2010).

(l)	Security’s principal amount is 17,500 Canadian dollars.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2010
(amounts in 000’s, except share and per share amounts)
(UNAUDITED)

ASSETS
Investments, at fair value:
Non-affiliated (Cost — $759,100)	$910,533
Affiliated (Cost — $29,391)	61,684
Repurchase agreement (Cost — $13,020)	13,020

Total investments (Cost — $801,511)	985,237
Cash denominated in foreign currency (Cost — $481)	475
Deposits with brokers	1,530
Receivable for securities sold (Cost — $17,500)	17,506
Interest, dividends and distributions receivable (Cost — $4,242)	4,241
Deferred debt issuance costs and other assets, net	1,100

Total Assets	1,010,089

LIABILITIES
Revolving credit facility	75,000
Payable for securities purchased (Cost — $16,579)	16,584
Investment management fee payable	933
Call option contracts written (Premiums received — $1,283)	1,029
Accrued directors’ fees and expenses	42
Accrued expenses and other liabilities	1,187
Senior unsecured notes	165,000

Total Liabilities	259,775

NET ASSETS	$750,314

NET ASSETS CONSIST OF
Common stock, $0.001 par value (34,008,978 shares issued and outstanding and 199,979,000 shares authorized)	$34
Paid-in capital in excess of taxable income	674,181
Accumulated net investment income less distributions not treated as tax return of capital	(16,376)
Accumulated net realized losses less distributions not treated as tax return of capital	(91,498)
Net unrealized gains on investments, foreign currency translations and options	183,973

NET ASSETS	$750,314

NET ASSET VALUE PER SHARE	$22.06

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED FEBRUARY 28, 2010
(amounts in 000’s)
(UNAUDITED)

INVESTMENT INCOME
Income
Dividends and distributions:
Non-affiliated investments	$9,005
Affiliated investments	1,033

Total dividends and distributions (after foreign taxes withheld of $310)	10,038
Return of capital	(5,212)

Net dividends and distributions	4,826
Interest	4,901

Total Investment Income	9,727

Expenses
Investment management fees	2,925
Administration fees	136
Professional fees	84
Custodian fees	38
Reports to stockholders	37
Directors’ fees	36
Insurance	29
Other expenses	77

Total Expenses — Before Interest Expense	3,362
Interest expense	3,052

Total Expenses	6,414

Net Investment Income	3,313

REALIZED AND UNREALIZED GAINS
Net Realized Gains
Investments	15,149
Foreign currency transactions	2
Options	1,346

Net Realized Gains	16,497

Net Change in Unrealized Gains(Losses)
Investments	64,565
Foreign currency translations	(56)
Options	299

Net Change in Unrealized Gains	64,808

Net Realized and Unrealized Gains	81,305

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,618

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(amounts in 000’s, except share amounts)

	For the Three
	Months Ended		For the Fiscal
	February 28, 2010		Year Ended
	(Unaudited)		November 30, 2009

OPERATIONS
Net investment income	$3,313		$10,275
Net realized gains/(losses)	16,497		(75,138)
Net change in unrealized gains	64,808		350,879

Net Increase in Net Assets Resulting from Operations	84,618		286,016

DIVIDENDS AND DISTRIBUTIONS
Dividends	(3,313	)(1)	(20,526	)(2)
Distributions — return of capital	(12,919	)(1)	(44,370	)(2)

Dividends and Distributions	(16,232)		(64,896)

CAPITAL STOCK TRANSACTIONS
Issuance of 191,969 and 1,215,595 newly issued shares of common stock from reinvestment of distributions	4,250		18,612

Total Increase in Net Assets	72,636		239,732

NET ASSETS
Beginning of period	677,678		437,946

End of period	$750,314		$677,678

(1)	This is an estimate of the characterization of the distributions paid to common stockholders for the three months ended February 28, 2010 as either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the common stock distributions made during the current year will not be determinable until after the end of the fiscal year when the Fund can determine earnings and profits and, therefore, it may differ from the preliminary estimates.

(2)	All distributions paid to common stockholders for the fiscal year ended November 30, 2009 were characterized as either dividend (ordinary income) or distribution (return of capital). This characterization is based on the Fund’s earnings and profits.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF CASH FLOWS
FOR THE THREE MONTHS ENDED FEBRUARY 28, 2010
(amounts in 000’s)
(UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$84,618
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Return of capital distributions	5,212
Net realized gains from investments and options	(16,495)
Unrealized gains (excluding impact on cash of $2 of foreign currency translations)	(64,810)
Accretion of bond discount	(423)
Purchase of investments	(131,512)
Proceeds from sale of investments	124,394
Purchase of short-term investments, net	(5,143)
Amortization of deferred debt issuance costs	88
Increase in deposits with broker	(1,530)
Increase in receivable for securities sold	(16,609)
Decrease in interest, dividends and distributions receivable	1,823
Decrease in other assets, net	69
Increase in payable for securities purchased	7,182
Increase in investment management fee payable	43
Decrease in option contracts written, net	(302)
Decrease in accrued directors’ fees and expenses	(10)
Decrease in accrued expenses and other liabilities	(2,612)

Net Cash Used in Operating Activities	(16,017)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from revolving credit facility	28,000
Cash distributions paid to common stockholders	(11,982)

Net Cash Provided by Financing Activities	16,018

NET INCREASE IN CASH	1
CASH — BEGINNING OF PERIOD	474

CASH — END OF PERIOD	$475

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of distributions of $4,250 pursuant to the Fund’s dividend reinvestment plan.

During the three months ended February 28, 2010, there were no state income taxes paid and interest paid was $5,584.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
(amounts in 000’s, except share and per share amounts)

	For the Three							For the Period
	Months Ended							June 28, 2005(1)
	February 28, 2010		For the Fiscal Year Ended November 30,					through
	(Unaudited)		2009	2008		2007	2006	November 30, 2005

Per Share of Common Stock(2)
Net asset value, beginning of period	$20.04		$13.43	$29.01		$25.44	$24.13	$23.84	(3)

Net investment income	0.10		0.31	0.88		1.09	1.17	0.23
Net realized and unrealized gains/(losses)	2.40		8.26	(14.09)		4.82	2.34	0.33

Total income/(loss) from investment operations	2.50		8.57	(13.21)		5.91	3.51	0.56

Preferred stockholder dividends	—		—	(0.34)		(0.23)	(0.44)	—
Preferred stockholder dividends — short-term capital gains	—		—	—		(0.14)	—	—
Preferred stockholder distributions — long-term capital Gains	—		—	—		(0.13)	—	—

Total dividends and distributions — Preferred Stockholders	—		—	(0.34)		(0.50)	(0.44)	—

Common stockholder dividends	(0.10)		(0.62)	(0.38)		(0.83)	(0.86)	(0.23)
Common stockholder dividends — short-term capital gains	—		—	—		(0.53)	(0.81)	(0.04)
Common stockholder distributions — long-term capital gains	—		—	—		(0.48)	—	—
Common stockholder distributions — return of capital	(0.38)		(1.34)	(1.68)		—	(0.03)	—

Total dividends and distributions — Common Stockholders	(0.48)		(1.96)	(2.06)		(1.84)	(1.70)	(0.27)

Effect of common stock repurchased	—		—	—		—	0.05	—
Underwriting discounts and offering costs on the issuance of common and preferred stock	—		—	—		—	(0.11)	—
Gain on 765 shares of Series B Preferred Stock redeemed at a discount to liquidation value	—		—	0.03		—	—	—

Total capital stock transactions	—		—	0.03		—	(0.06)	—

Net asset value, end of period	$22.06		$20.04	$13.43		$29.01	$25.44	$24.13

Market value per share of common stock, end of period	$24.09		$22.28	$10.53		$25.79	$25.00	$21.10

Total investment return based on common stock market value(4)	10.5%		139.9%	(55.2)%		10.2%	27.2%	(14.6)%
Supplemental Data and Ratios(5)
Net assets applicable to common stockholders, end of period	$750,314		$677,678	$437,946		$934,434	$806,063	$776,963
Ratio of expenses to average net assets(6)
Management fees	1.7%		1.7%	1.6%		1.7%	1.7%	1.3%
Other expenses	0.2		0.3	0.3		0.3	0.3	0.4

Subtotal	1.9		2.0	1.9		2.0	2.0	1.7
Interest expense and auction agent fees	1.8		2.6	0.7		0.2	0.1	—
Management fee waivers	—		—	—		(0.1)	(0.3)	(0.2)

Total expenses	3.7%		4.6%	2.6%		2.1%	1.8%	1.5%

Ratio of net investment income to average net assets	1.9%		2.0%	3.1%		3.8%	4.6%	2.3%
Net increase/(decrease) in net assets applicable to common stockholders resulting from operations to average net assets	11.9	%(7)	55.8%	(47.7)%		19.1%	12.3%	2.4	%(7)
Portfolio turnover rate	13.2	%(7)	88.8%	65.0%		52.1%	63.8%	23.2	%(7)
Average net assets	$708,643		$512,647	$915,456		$906,692	$802,434	$759,550
Senior Unsecured Notes outstanding, end of period	165,000		165,000	225,000		—	—	—
Revolving credit facility outstanding, end of period	75,000		47,000	—		41,000	—	40,000
Auction Rate Preferred Stock, end of period	—		—	—		300,000	300,000	—
Average shares of common stock outstanding	33,902,329		33,272,958	32,258,146		32,036,996	31,809,344	32,204,000
Asset coverage of total debt(8)	412.6%		419.7%	294.6	%(9)	—	—	—
Asset coverage of total leverage — (debt and preferred stock)(10)	412.6%		419.7%	294.6	%(9)	374.0%	368.7%	—
Average amount of borrowings outstanding per share of common stock during the period	$6.68		$5.18	$3.53		$0.53	$0.08	—

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
(amounts in 000’s, except share and per share amounts)

(1)	Commencement of operations.

(2)	Based on average shares of common stock outstanding for each of the periods ended.

(3)	Initial public offering price of $25.00 per share less underwriting discounts of $1.125 per share and offering costs of $0.04 per share.

(4)	Not annualized for the three months ended February 28, 2010 and for the period June 28, 2005 through November 30, 2005. Total investment return is calculated assuming a purchase of common stock at the market price on the first day and a sale at the current market price on the last day of the period reported. The calculation also assumes reinvestment of distributions at actual prices pursuant to the Fund’s dividend reinvestment plan.

(5)	Unless otherwise noted, ratios are annualized.

(6)	The following table sets forth the components of the Fund’s ratio of expenses to average total assets for each period presented in the Fund’s Financial Highlights.

	For the Three					For the Period
	Months Ended					June 28, 2005(1)
	February 28, 2010	For the Fiscal Year Ended November 30,				through
	(Unaudited)	2009	2008	2007	2006	November 30, 2005

Management fees	1.2%	1.2%	1.2%	1.2%	1.2%	1.2%
Other expenses	0.2	0.2	0.3	0.2	0.2	0.4

Subtotal	1.4	1.4	1.5	1.4	1.4	1.6
Interest expense and auction agent fees	1.3	1.9	0.5	0.2	0.1	—
Management fee waivers	—	—	—	(0.1)	(0.2)	(0.2)

Total expenses	2.7%	3.3%	2.0%	1.5%	1.3%	1.4%

Average total assets	$960,968	$719,597	$1,203,989	$1,240,766	$1,100,467	$795,136

(7)	Not annualized.

(8)	Calculated pursuant to section 18(a)(1)(A) of the 1940 Act. Represents the value of total assets less all liabilities not represented by senior notes or any other senior securities representing indebtedness divided by the aggregate amount of senior notes and any other senior securities representing indebtedness. Under the 1940 Act, the Fund may not declare or make any distribution on its common stock nor can it incur additional indebtedness if at the time of such declaration or incurrence its asset coverage with respect to senior securities representing indebtedness would be less than 300%. For purposes of this test, the revolving credit facility is considered a senior security representing indebtedness.

(9)	At November 30, 2008, the Fund’s asset coverage ratio on total debt pursuant to the 1940 Act was less than 300%. However, on December 2, 2008, the Fund entered into an agreement to repurchase $60,000 of Senior Unsecured Notes, which closed on December 5, 2008. Upon the closing of the repurchase of the Senior Unsecured Notes, the Fund was in compliance with the 1940 Act and with its covenants under the Senior Unsecured Notes agreements. See Note 11 — Senior Unsecured Notes.

(10)	Calculated pursuant to section 18(a)(2)(A) of the 1940 Act. Represents the value of total assets less all liabilities not represented by senior notes, any other senior securities representing indebtedness and preferred stock divided by the aggregate amount of senior notes, any other senior securities representing indebtedness and preferred stock. Under the 1940 Act, the Fund may not declare or make any distribution on its common stock nor can it incur additional preferred stock if at the time of such declaration or incurrence its asset coverage with respect to all senior securities would be less than 200%. For purposes of this test, the revolving credit facility is considered a senior security representing indebtedness.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

1.	Organization

Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) was organized as a Maryland corporation on March 31, 2005 and commenced operations on June 28, 2005. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end investment company. The Fund’s investment objective is to obtain a high total return with an emphasis on current income. The Fund seeks to achieve this objective by investing primarily in securities of companies engaged in the energy industry, principally including publicly-traded, energy-related master limited partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, energy-related U.S. and Canadian royalty trusts and income trusts (collectively, “royalty trusts”) and other companies that derive at least 50% of their revenues from operating assets used in, or providing energy-related services for, the exploration, development, production, gathering, transporting, processing, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal (collectively with MLPs, MLP affiliates and royalty trusts, “Energy Companies”). The Fund’s shares of common stock are listed on the New York Stock Exchange, Inc. (“NYSE”) under the symbol “KYE.”

2.	Significant Accounting Policies

A.  Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ materially from those estimates.

B.  Calculation of Net Asset Value — The Fund determines its net asset value as of the close of regular session trading on the NYSE no less frequently than the last business day of each month, and makes its net asset value available for publication monthly. Currently, the Fund calculates its net asset value on a weekly basis. Net asset value is computed by dividing the value of the Fund’s assets (including accrued interest and distributions), less all of its liabilities (including accrued expenses, distributions payable and any borrowings) by the total number of common shares outstanding.

C.  Investment Valuation — Readily marketable portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on the NASDAQ are valued at the NASDAQ official closing price. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ, are valued at the closing bid prices. Energy debt securities that are considered corporate bonds are valued by using the mean of the bid and ask prices provided by an independent pricing service. For energy debt securities that are considered corporate bank loans, the fair market value is determined by the mean of the bid and ask prices provided by the syndicate bank or principal market maker. When price quotes are not available, fair market value will be based on prices of comparable securities. In certain cases, the Fund may not be able to purchase or sell energy debt securities at the quoted prices due to the lack of liquidity for these securities.

Exchange-traded options and futures contracts are valued at the last sales price at the close of trading in the market where such contracts are principally traded or, if there was no sale on the applicable exchange on such day, at the mean between the quoted bid and ask price as of the close of such exchange.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

The Fund holds securities that are privately issued or otherwise restricted as to resale. For these securities, as well as any other portfolio security held by the Fund for which reliable market quotations are not readily available, valuations are determined in a manner that most fairly reflects fair value of the security on the valuation date. Unless otherwise determined by the Board of Directors, the following valuation process is used for such securities:

•	Investment Team Valuation. The applicable investments are initially valued by KA Fund Advisors, LLC (“KAFA” or the “Adviser”) investment professionals responsible for the portfolio investments.

•	Investment Team Valuation Documentation. Preliminary valuation conclusions are documented and discussed with senior management of KAFA. Such valuations generally are submitted to the Valuation Committee (a committee of the Fund’s Board of Directors) or the Board of Directors on a monthly basis, and stand for intervening periods of time.

•	Valuation Committee. The Valuation Committee generally meets on or about the end of each month to consider new valuations presented by KAFA, if any, which were made in accordance with the Valuation Procedures in such month. Between meetings of the Valuation Committee, a senior officer of KAFA is authorized to make valuation determinations. The Valuation Committee’s valuations stand for intervening periods of time unless the Valuation Committee meets again at the request of KAFA, the Board of Directors, or the Valuation Committee itself. All valuation determinations of the Valuation Committee are subject to ratification by the Board at its next regular meeting.

•	Valuation Firm. No less than quarterly, a third-party valuation firm engaged by the Board of Directors reviews the valuation methodologies and calculations employed for these securities.

•	Board of Directors Determination. The Board of Directors meets quarterly to consider the valuations provided by KAFA and the Valuation Committee, if applicable, and ratify valuations for the applicable securities. The Board of Directors considers the report provided by the third-party valuation firm in reviewing and determining in good faith the fair value of the applicable portfolio securities.

Unless otherwise determined by the Board of Directors, securities that are convertible into or otherwise will become publicly traded (e.g., through subsequent registration or expiration of a restriction on trading) are valued through the process described above, using a valuation based on the market value of the publicly-traded security less a discount. The discount is initially equal in amount to the discount negotiated at the time the purchase price is agreed to. To the extent that such securities are convertible or otherwise become publicly traded within a time frame that may be reasonably determined, KAFA may determine an applicable discount in accordance with a methodology approved by the Valuation Committee.

At February 28, 2009, the Fund did not hold any securities valued at fair value, as determined pursuant to procedures adopted by the Board of Directors.

D.  Repurchase Agreements — The Fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreements”). The financial institutions with which the Fund enters into repurchase agreements are banks and broker/dealers which KAFA considers creditworthy. The seller under a repurchase agreement is required to maintain the value of the securities as collateral, subject to the agreement, at not less than the repurchase price plus accrued interest. KAFA monitors daily the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

E.  Short Sales — A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of or to hedge against a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever the price may be.

All short sales are fully collateralized. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short. The Fund is liable for any dividends or distributions paid on securities sold short.

The Fund may also sell short “against the box” (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short). If the Fund enters into a short sale “against the box,” the Fund segregates an equivalent amount of securities owned as collateral while the short sale is outstanding. At February 28, 2010, the Fund had no open short sales.

F.  Derivative Financial Instruments — The Fund may utilize derivative financial instruments in its operations.

Interest rate swap contracts.  The Fund may use interest rate swap contracts to hedge against increasing interest expense on its leverage resulting from increases in short term interest rates. The Fund does not hedge any interest rate risk associated with portfolio holdings. Interest rate transactions the Fund uses for hedging purposes expose it to certain risks that differ from the risks associated with its portfolio holdings. A decline in interest rates may result in a decline in the value of the swap contracts, which, everything else being held constant, would result in a decline in the net assets of the Fund. In addition, if the counterparty to an interest rate swap defaults, the Fund would not be able to use the anticipated net receipts under the interest rate swap to offset its cost of financial leverage.

Interest rate swap contracts are recorded at fair value with changes in value during the reporting period, and amounts accrued under the agreements, included as unrealized gains or losses in the Statement of Operations. Monthly cash settlements under the terms of the interest rate swap agreements are recorded as realized gains or losses in the Statement of Operations. The Fund generally values its interest rate swap contracts based on dealer quotations, if available, or by discounting the future cash flows from the stated terms of the interest rate swap agreement by using interest rates currently available in the market. At February 28, 2010, the Fund had no interest rate swap contracts outstanding.

Option contracts.  The Fund is also exposed to financial market risks including changes in the valuations of its investment portfolio. The Fund may purchase or write (sell) call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option.

The Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The Fund would ordinarily realize a gain on a purchased call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchased call option. The Fund may also purchase put option contracts. If a purchased put option is exercised, the premium paid increases the cost basis of the securities sold by the Fund.

The Fund may also write (sell) call options with the purpose of generating income or reducing its ownership of certain securities. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 8 — Derivative Financial Instruments.

G.  Security Transactions — Security transactions are accounted for on the date these securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis.

H.  Return of Capital Estimates — Distributions received from the Fund’s investments in MLPs and royalty trusts generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and royalty trust and other industry sources. These estimates may subsequently be revised based on information received from MLPs and royalty trusts after their tax reporting periods are concluded.

For the three months ended February 28, 2010, the Fund estimated that 90% of the MLP distributions received and 2% of Canadian Royalty Trust distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $5,212 of dividends and distributions received from its investments. This resulted in an equivalent reduction in the cost basis of the associated investments. Net Realized Gains and Net Change in Unrealized Gains in the accompanying Statement of Operations were increased by $1,248 and $3,964, respectively, attributable to the recording of such dividends and distributions as reduction in the cost basis of investments.

I.  Investment Income — The Fund records dividends and distributions on the ex-dividend date. Interest income is recognized on the accrual basis, including amortization of premiums and accretion of discounts. When investing in securities with payment in-kind interest, the Fund will accrue interest income during the life of the security even though it will not be receiving cash as the interest is accrued. To the extent that interest income to be received is not expected to be realized, a reserve against income is established.

Many of the Fund’s debt securities were purchased at a discount or premium to the par value of the security. The non-cash accretion of a discount to par value increases interest income while the non-cash amortization of a premium to par value decreases interest income. The accretion of a discount and amortization of a premium are based on the effective interest method. The amount of these non-cash adjustments can be found in the Fund’s Statement of Cash Flows. The non-cash accretion of a discount increases the cost basis of the debt security, which results in an offsetting unrealized loss. The non-cash amortization of a premium decreases the cost basis of the debt security which results in an offsetting unrealized gain. To the extent that par value is not expected to be realized, the Fund discontinues accruing the non-cash accretion of the discount to par value of the debt security.

The Fund’s stock dividends and distributions consist of additional units of Enbridge Energy Management, L.L.C. and Kinder Morgan Management, LLC. The additional units are not reflected in investment income during the period received but are recorded as unrealized gains upon receipt. During the three months ended February 28, 2010, the Fund received stock dividends totaling $1,622 from Enbridge Energy Management, L.L.C. and $1,985 from Kinder Morgan Management, LLC.

J.  Distributions to Stockholders — Distributions to common stockholders are recorded on the ex-dividend date. The estimated characterization of the distributions paid to common stockholders will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

the period. The actual characterization of the common stock distributions made during the current year will not be determinable until after the end of the fiscal year when the Fund can determine earnings and profits and, therefore, it may differ from the preliminary estimates.

K.  Partnership Accounting Policy — The Fund records its pro-rata share of the income/(loss) and capital gains/(losses), to the extent of distributions it has received, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. These amounts are included in the Fund’s Statement of Operations.

L.  Taxes — It is the Fund’s intention to continue to be treated as and to qualify each year for special tax treatment afforded a Regulated Investment Company under Subchapter M of the Internal Revenue Code. As long as the Fund meets certain requirements that govern its source of income, diversification of assets and timely distribution of earnings to stockholders, the Fund will not be subject to U.S. federal income tax. See
Note 4 — Taxes.

Dividend income received by the Fund from sources within Canada is subject to a 15% foreign withholding tax. Interest income on Canadian corporate obligations may be subject to a 10% withholding tax unless an exemption is met. The most common exemption available is for corporate bonds that have a tenure of at least 5 years, provided that not more than 25% of the principal is repayable in the first five years and provided that the borrower and lender are not “associated.” Further, interest is exempt if derived from debt obligations guaranteed by the Canadian government.

The Accounting for Uncertainty in Income Taxes Topic of the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50% likely to be realized.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. For the three months ended February 28, 2010, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. All tax years since 2006 remain open and subject to examination by tax jurisdictions.

M.  Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the rate of exchange as of the valuation date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity and debt securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity and debt securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

Net realized foreign exchange gains or losses represent gains and losses from transactions in foreign currencies and foreign currency contracts, foreign exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. dollar equivalent of such amounts on the payment date.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

Net unrealized foreign exchange gains or losses represent the difference between the cost of assets and liabilities (other than investments) recorded on the Fund’s books from the value of the assets and liabilities (other than investments) on the valuation date.

N.  Indemnifications — Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Fair Value

As required by the Fair Value Measurement and Disclosures of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment. For instance, the Fund’s repurchase agreements, which are collateralized by U.S. Treasury bonds, are generally high quality and liquid; however, the Fund reflects these repurchase agreements as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at February 28, 2010.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Assets at Fair Value
Equity investments	$772,737	$772,737	$—	$—
Energy debt investments	199,480	—	199,480	—
Repurchase agreement	13,020	—	13,020	—

Total assets at fair value	$985,237	$772,737	$212,500	$—

Liabilities at Fair Value
Call Option Contracts Written	$1,029	$—	$1,029	$—

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Fund is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2010.

Long-Term
Investments

Assets at Fair Value Using Unobservable Inputs (Level 3)
Balance — November 30, 2009	$2,237
Transfers out of Level 3	(2,237)
Realized gain (losses)	—
Unrealized gains, net	—
Purchases, issuances or settlements	—

Balance — February 28, 2010	$—

At February 28, 2010, the Fund did not have any assets or liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3). The Fund did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2009.

4.	Taxes

Income and capital gain distributions made by Regulated Investment Companies often differ from the aggregate GAAP basis net investment income and net realized gains. For the Fund, the principal reason for these differences is the return of capital treatment of dividends and distributions from MLPs, royalty trusts and certain other of its investments. Net investment income and net realized gains for GAAP purposes may differ from taxable income for federal income tax purposes due to wash sales, disallowed partnership losses from MLPs and foreign currency transactions. As of February 28, 2010, the principal temporary differences were (a) realized losses that

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

were recognized for book purposes, but disallowed for tax purposes due to wash sale rules; (b) disallowed partnership losses related to the Fund’s MLP investments and (c) other basis adjustments in the Fund’s MLPs and other investments. For purposes of characterizing the nature of the dividends/distributions to investors, the amounts in excess of the Fund’s earnings and profits for federal income tax purposes are treated as a return of capital. Earnings and profits differ from taxable income due principally to adjustments related to the Fund’s investments in MLPs.

For the fiscal year ended November 30, 2009, the tax character of the total $64,896 distributions paid to common stockholders was $20,526 (ordinary income) and $44,370 (return of capital).

At February 28, 2010, the identified cost of investments for federal income tax purposes was $823,564, and the net cash received on option contracts written was $1,283. At February 28, 2010, gross unrealized appreciation and depreciation of investments and options for federal income tax purposes were as follows:

Gross unrealized appreciation of investments (including options)	$193,909
Gross unrealized depreciation of investments (including options)	(31,981)

Net unrealized appreciation before foreign currency related translations	161,928
Unrealized depreciation on foreign currency related translations	(6)

Net unrealized appreciation	$161,922

5.	Concentration of Risk

The Fund’s investment objective is to obtain a high level of total return with an emphasis on current income paid to its stockholders. Under normal circumstances, the Fund intends to invest at least 80% of total assets in securities of Energy Companies. The Fund invests in equity securities such as common stocks, preferred stocks, convertible securities, warrants, depository receipts, and equity interests in MLPs, MLP affiliates, royalty trusts and other Energy Companies. Additionally, the Fund may invest up to 30% of its total assets in debt securities. It may directly invest up to 25% (or such higher amount as permitted by any applicable tax diversification rules) of its total assets in equity or debt securities of MLPs. The Fund may invest up to 50% of its total assets in unregistered or otherwise restricted securities of Energy Companies. It will not invest more than 15% of its total assets in any single issuer. The Fund may, for defensive purposes, temporarily invest all or a significant portion of its assets in investment grade securities, short-term debt securities and cash or cash equivalents. To the extent the Fund uses this strategy, it may not achieve its investment objectives.

6.	Agreements and Affiliations

A.  Administration Agreement — The Fund has entered into an administration agreement with Ultimus Fund Solutions, LLC (“Ultimus”). Pursuant to the administration agreement, Ultimus will provide certain administrative services for the Fund. The administration agreement has automatic one-year renewals unless earlier terminated by either party as provided under the terms of the administration agreement.

B.  Investment Management Agreement — The Fund has entered into an investment management agreement with KAFA under which the Adviser, subject to the overall supervision of the Fund’s Board of Directors, manages the day-to-day operations of, and provides investment advisory services to, the Fund. For providing these services, the Adviser receives a management fee from the Fund. On June 15, 2009, the Fund renewed its agreement with the Advisor for a period of one year. The agreement may be renewed annually upon the approval of the Fund’s Board of Directors.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

For the three months ended February 28, 2010, the Fund paid management fees at an annual rate of 1.25% of average monthly total assets of the Fund.

For purposes of calculating the management fee, the “average total assets” for each monthly period are determined by averaging the total assets at the last business day of that month with the total assets at the last business day of the prior month. The total assets of the Fund shall be equal to its average monthly gross asset value (which includes assets attributable to or proceeds from the Fund’s use of preferred stock, commercial paper or notes and other borrowings), minus the sum of the Fund’s accrued and unpaid dividends/distributions on any outstanding common stock and accrued and unpaid dividends/distributions on any outstanding preferred stock and accrued liabilities (other than liabilities associated with borrowing or leverage by the Fund). Liabilities associated with borrowing or leverage include the principal amount of any borrowings, commercial paper or notes that issued by the Fund, the liquidation preference of any outstanding preferred stock, and other liabilities from other forms of borrowing or leverage such as short positions and put or call options held or written by the Fund.

C.  Portfolio Companies — From time to time, the Fund may “control” or may be an “affiliate” of one or more portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would “control” a portfolio company if the Fund owned 25% or more of its outstanding voting securities and would be an “affiliate” of a portfolio company if the Fund owned 5% or more of its outstanding voting securities. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Fund’s investment adviser), principal underwriters and affiliates of those affiliates or underwriters.

The Fund believes that there is significant ambiguity in the application of existing Securities and Exchange Commission (“SEC”) staff interpretations of the term “voting security” to complex structures such as limited partnership interests of the kind in which the Fund invests. As a result, it is possible that the SEC staff may consider that certain securities investments in limited partnerships are voting securities under the staff’s prevailing interpretations of this term. If such determination is made, the Fund may be regarded as a person affiliated with and controlling the issuer(s) of those securities for purposes of Section 17 of the 1940 Act.

In light of the ambiguity of the definition of voting securities, the Fund does not intend to treat any class of limited partnership interests that it holds as “voting securities” unless the security holders of such class currently have the ability, under the partnership agreement, to remove the general partner (assuming a sufficient vote of such securities, other than securities held by the general partner, in favor of such removal) or the Fund has an economic interest of sufficient size that otherwise gives it the de facto power to exercise a controlling influence over the partnership. The Fund believes this treatment is appropriate given that the general partner controls the partnership, and without the ability to remove the general partner or the power to otherwise exercise a controlling influence over the partnership due to the size of an economic interest, the security holders have no control over the partnership.

Plains All American Pipeline, L.P. — Robert V. Sinnott is a senior executive of Kayne Anderson Capital Advisors, L.P. (“KACALP”), the managing member of KAFA. Mr. Sinnott also serves as a director on the board of Plains All American GP LLC, the general partner of Plains All American Pipeline, L.P. Members of senior management and various advisory clients of KACALP and KAFA indirectly own units of Plains All American GP LLC. Various advisory clients of KACALP and KAFA, including the Fund, own units in Plains All American Pipeline, L.P. The Fund believes that it is an affiliate of Plains All American Pipeline, L.P. under the 1940 Act.

7.	Restricted Securities

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

At February 28, 2010, the Fund held the following restricted investments, all of which are considered Level 2 categorization:

							Percent	Percent
		Acquisition	Type of	Principal	Cost	Fair	of Net	of Total
Investment	Security	Date	Restriction	(in 000s)	Basis	Value	Assets	Assets

Antero Resources Finance Corp.	Senior Notes	(1)	(2)	$14,500	$14,710	$14,790	2.0%	1.5%
Athabasca Oil Sands Corp.	Senior Notes	(1)	(2)	17,500	17,093	17,623	2.4	1.7
Drummond Company, Inc.	Senior Notes	(1)	(2)	2,500	2,477	2,500	0.3	0.3
Energy Future Holdings Corp.	Senior Notes	(1)	(2)	4,000	4,145	4,080	0.5	0.4
General Maritime Corporation	Senior Notes	(1)	(2)	5,000	4,876	5,175	0.7	0.5
Hilcorp Energy Company	Senior Notes	(1)	(2)	9,474	9,111	9,213	1.2	0.9
Hilcorp Energy Company	Senior Notes	(1)	(2)	3,300	3,244	3,168	0.4	0.3
Holly Corporation	Senior Notes	(1)	(2)	4,115	4,196	4,218	0.6	0.4
Navios Maritime Holdings, Inc.	Senior Notes	(1)	(2)	7,000	7,013	7,123	1.0	0.7
Niska Gas Storage U.S., LLC	Senior Notes	(1)	(2)	5,000	5,023	5,000	0.7	0.5
Texas Competitive Electric Holdings	Secured Term Loan	(1)	(2)	12,436	9,449	10,073	1.3	1.0

Total of securities valued by prices provided by market maker or independent pricing services					$81,337	$82,963	11.1%	8.2%

(1)	These securities were acquired at various dates throughout the three months ended February 28, 2010 and in prior years. Securities are valued using prices provided by a principal market maker, syndicate bank or an independent pricing service. See Note 2 — Significant Accounting Policies.

(2)	Unregistered security.

8.	Derivative Financial Instruments

Transactions in option contracts for the three months ended February 28, 2010 were as follows:

	Number of
	Contracts	Premium

Put Options Purchased
Options outstanding at beginning of period	765	$49
Options expired	(765)	(49)

Options outstanding at end of period	—	$—

Call Options Written
Options outstanding at beginning of period	9,156	$1,634
Options written	20,040	3,360
Options subsequently repurchased(1)	(10,000)	(1,692)
Options exercised	(10,335)	(1,864)
Options expired	(1,821)	(155)

Options outstanding at end of period	7,040	$1,283

(1)	The price at which the Fund subsequently repurchased the options was $452.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund. See Note 2 — Significant Accounting Policies.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

The following table sets forth the fair value of the Fund’s derivative instruments on the Statement of Assets and Liabilities.

		Fair Value as of
Derivatives Not Accounted for		February 28,
as Hedging Instruments	Statement of Assets and Liabilities Location	2010

Liabilities
Call options	Call option contracts written	$1,029

The following table sets forth the effect of the Fund’s derivative instruments on the Statement of Operations.

		For the Three Months
		Ended February 28, 2010
		Net Realized Gains(Losses)	Net Change in
		on Derivatives	Unrealized Gains(Losses) on
Derivatives Not Accounted for	Location of Gains on Derivatives	Recognized in	Derivatives Recognized
as Hedging Instruments	Recognized in Income	Income	in Income

Put options	Options	$(49)	$41
Call options	Options	$1,395	$258

9.	Investment Transactions

For the three months ended February 28, 2010, the Fund purchased and sold securities in the amounts of $131,512 and $124,394 (excluding short-term investments and options), respectively.

10.	Revolving Credit Facility

On June 26, 2009, the Fund entered into a $75,000 unsecured revolving credit facility (the “Credit Facility”) with a syndicate of lenders. JPMorgan Chase Bank, N.A. was lead arranger of the Credit Facility, and Bank of America, N.A., UBS Investment Bank and Citibank, N.A. participated in the syndication. The Credit Facility has a 364-day commitment terminating on June 25, 2010. The interest rate may vary between LIBOR plus 2.25% and LIBOR plus 3.50% depending on asset coverage ratios. Based on the Fund’s asset coverage ratio at February 28, 2010, outstanding LIBOR loan balances will accrue interest daily at a rate equal to the one-month LIBOR plus 2.25% per annum. The Fund will pay a fee of 0.50% per annum on any unused amounts of the Credit Facility. The Credit Facility contains various covenants related to other indebtedness, liens and limits on the Fund’s overall leverage.

At February 28, 2010, the Fund had $75,000 of borrowings outstanding under the Credit Facility at a weighted average interest rate of 2.70%. The Fund has begun renewal discussions with its current lenders and does not anticipate any significant issues with respect to the refinancing of the Credit Facility at no less favorable terms than its existing facility.

11.	Senior Unsecured Notes

At February 28, 2010, the Fund had $165,000 aggregate principal amount of senor unsecured fixed notes (the “Senior Unsecured Notes”) outstanding.

A summary of the Senior Unsecured Notes, as well as the key terms of each series, is set forth below.

	Principal
Series	Outstanding	Fixed Interest Rate	Maturity

A	$9,000	5.65%	8/13/2011
B	28,000	5.90%	8/13/2012
C	128,000	6.06%	8/13/2013

	$165,000

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

The Senior Unsecured Notes were issued in a private placement offering to institutional investors and are not listed on any exchange or automated quotation system. The Senior Unsecured Notes contain various covenants related to other indebtedness, liens and limits on the Fund’s overall leverage. Under the 1940 Act and the terms of the Senior Unsecured Notes, the Fund may not declare dividends or make other distributions on shares of common stock or purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Senior Unsecured Notes would be less than 300%.

The Senior Unsecured Notes are redeemable in certain circumstances at the option of the Fund. The Senior Unsecured Notes are also subject to a mandatory redemption to the extent needed to satisfy certain requirements if the Fund fails to meet an asset coverage ratio required by law and is not able to cure the coverage deficiency by the applicable deadline, or fails to cure a deficiency as stated in the Fund’s rating agency guidelines in a timely manner.

The Senior Unsecured Notes are unsecured obligations of the Fund and, upon liquidation, dissolution or winding up of the Fund, will rank: (1) senior to all the Fund’s outstanding preferred shares; (2) senior to all of the Fund’s outstanding common shares; (3) on a parity with any unsecured creditors of the Fund and any unsecured senior securities representing indebtedness of the Fund; and (4) junior to any secured creditors of the Fund.

On March 5, 2010, the Fund completed a private placement with institutional investors of senior unsecured notes and mandatory redeemable preferred stock. See Note 13 — Subsequent Events.

At February 28, 2010, the Fund was in compliance with all covenants under the Senior Unsecured Notes agreements.

12.	Common Stock

The Fund has 199,979,000 shares of common stock authorized. Of the 34,008,978 shares of common stock outstanding at February 28, 2010, KACALP owned 4,000 shares. Transactions in common shares for the three months ended February 28, 2010 were as follows:

Shares outstanding at November 30, 2009	33,817,009
Shares issued through reinvestment of distributions	191,969

Shares outstanding at February 28, 2010	34,008,978

13.	Subsequent Events

We have evaluated subsequent events through the date the Fund’s financial statements were issued.

On March 5, 2010, the Fund completed a private placement with institutional investors of $85,000 of senior unsecured notes and $90,000 of mandatory redeemable preferred stock (the “MRPS”). A portion of the net proceeds from the offerings was used to repay the outstanding balance on the Fund’s Credit Facility. Remaining net proceeds will be used to make new portfolio investments and for general corporate purposes.

The table below sets forth the key terms of each series of the senior unsecured notes and the MRPS:

Security	Amount	Rate	Term

Senior Unsecured Notes
Series D	$58,000	4.15%	5 years
Series E	27,000	3-month LIBOR + 155 bps	5 years

Total	$85,000

Series A Mandatory Redeemable Preferred Stock	$90,000	5.48%	7 years

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

On March 11, 2010, the Fund declared its quarterly distribution of $0.48 per common share for the period December 1, 2009 through February 28, 2010 for a total of $16,324. The distribution was paid on April 16, 2010 to shareholders of record on April 6, 2010. Of this total, pursuant to the Fund’s dividend reinvestment plan, $4,148 was reinvested into the Fund through the issuance of 170,333 shares of common stock.

Directors and Corporate Officers
Kevin S. McCarthy	Chairman of the Board of Directors, President and Chief Executive Officer
Anne K. Costin	Director
Steven C. Good	Director
Gerald I. Isenberg	Director
William H. Shea Jr.	Director
Terry A. Hart	Chief Financial Officer and Treasurer
David J. Shladovsky	Secretary and Chief Compliance Officer
J.C. Frey	Executive Vice President, Assistant Secretary and Assistant Treasurer
James C. Baker	Executive Vice President

Investment Adviser	Administrator
KA Fund Advisors, LLC	Ultimus Fund Solutions, LLC
717 Texas Avenue, Suite 3100	260 Madison Avenue, 8th Floor
Houston, TX 77002	New York, NY 10016

1800 Avenue of the Stars, Second Floor	Stock Transfer Agent and Registrar
Los Angeles, CA 90067	American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038

Custodian	Independent Registered Public Accounting Firm
JPMorgan Chase Bank, N.A.	PricewaterhouseCoopers LLP
14201 North Dallas Parkway, Second Floor	350 South Grand Avenue
Dallas, TX 75254	Los Angeles, CA 90071

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

For stockholder inquiries, registered stockholders should call (800) 937-5449. For general inquiries, please call (877) 657-3863; or visit us on the web at http://www.kaynefunds.com.

This report, including the financial statements herein, is made available to stockholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.